Bank Borrowings and Bank Overdraft (Tables)	6 Months Ended
Jun. 30, 2026
Bank Borrowings and Bank Overdraft [Abstract]
Schedule of Bank Borrowings and Bank Overdraft
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Current
Bank borrowings	1,173,088	1,227,285	300,525
	1,173,088	1,227,285	300,525
Non-current
Bank borrowings	3,859,445	3,239,408	793,235
	5,032,533	4,466,693	1,093,760

Schedule of Maturities of Bank Borrowing

Bank borrowing

Maturities of Bank Borrowing
Year ending December 31, 2026	1,173,088	-	-
Year ending December 31, 2027	1,252,768	-	-
Year ending December 31, 2028	996,901	-	-
Year ending December 31, 2029	716,991	-	-
Year ending December 31, 2030	768,277	-	-
After December 31, 2030	124,508	-	-
	5,032,533	-	-

Maturities of Bank Borrowing
Period ending June 30, 2027	-	1,227,285	300,525
Period ending June 30, 2028	-	1,201,004	294,090
Period ending June 30, 2029	-	785,891	192,441
Period ending June 30, 2030	-	737,527	180,598
Period ending June 30, 2031	-	509,570	124,779
After June 30, 2031	-	5,416	1,327
	-	4,466,693	1,093,760

Schedule of Borrowings
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Fair value of non-current borrowing	3,323,249	2,811,259	688,393
Undrawn borrowing facility	2,250,000	2,250,000	550,957
Weighted average interest rate	4.60%	7.90%	7.90%

Schedule of Reconciliation of Liabilities Arising From Financing Activities

Reconciliation of liabilities arising from financing activities

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Bank borrowing
As at beginning of the year/period	3,262,715	5,032,533	1,232,317
Proceeds from borrowing	2,500,000	-	-
Scheduled repayment	(976,305)	(738,921)	(180,939)
Non-cash changes
Finance cost	246,123	173,080	42,382
As at end of the year/period	5,032,533	4,466,693	1,093,760

Lease liability
As at beginning of the year/period	162,577	1,360,238	333,082
Scheduled repayment	(161,328)	(191,308)	(46,846)
Non-cash changes
Addition during the year	1,355,647	-	-
Modification	(69)	1,014	248
Imputed interest	40,750	31,444	7,700
Termination	(37,339)	-	-
As at end of the year/period	1,360,238	1,201,388	294,184